Label	Element	Value
Schwab® Target 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB CAPITAL TRUST
Schwab® Target 2010 Fund
Schwab® Target 2015 Fund
Schwab® Target 2020 Fund
Schwab® Target 2025 Fund
Schwab® Target 2030 Fund
Schwab® Target 2035 Fund
Schwab® Target 2040 Fund
Schwab® Target 2045 Fund
Schwab® Target 2050 Fund
Schwab® Target 2055 Fund
Schwab® Target 2060 Fund
Schwab® Target 2065 Fund
(each a fund and collectively, the funds)
Supplement dated January 12, 2022, to each fund’s currently effective Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.
Effective on or about February 1, 2022, the Summary Prospectuses, Statutory Prospectus and SAI are revised as follows:
11.
Schwab Target 2060 Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 96.2% equity securities, 3.3% fixed-income securities and 0.5% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities and 4.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).

Risk/Return [Heading]	rr_RiskReturnHeading	Schwab® Target 2060 Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
11.
Schwab Target 2060 Fund

Summary Prospectus and Statutory Prospectus – Under the fund’s “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:
The fund’s target asset allocation will be adjusted annually based on the adviser’s asset allocation strategy; however, the adviser reserves the right to modify the fund’s target asset allocations from time to time should circumstances warrant a change. In general, the fund’s allocation to equity securities will decrease and its allocation to fixed-income securities will increase as the fund approaches its target date. The fund’s asset allocation as of February 1, 2022 (the most recent annual adjustment of the fund’s target asset allocations), was approximately 96.2% equity securities, 3.3% fixed-income securities and 0.5% cash and cash equivalents (including money market funds). At the stated target date, the fund’s allocation will be approximately 44.0% equity securities, 52.0% fixed-income securities and 4.0% cash and cash equivalents (including money market funds). The fund will continue to reduce its allocation to equity securities for 20 years beyond the fund’s stated target date. At such time, the fund’s asset allocation will remain fixed at approximately 28.0% equity securities, 66.0% fixed-income securities and 6.0% cash and cash equivalents (including money market funds).